CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (379,420)	$ (54,256)	¥ (652,075)	¥ (531,021)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation of property, plant and equipment (note 10)	103,508	14,801	84,775	82,124
Amortization of intangible assets (note 13)	36,122	5,165	36,355	36,705
Amortization of land lease payments (note 11)	9,626	1,376	9,627	9,625
Lease expense to reduce operating lease ROU	14,810	2,118	22,578	26,683
Income from equity method investments	(13,047)	(1,866)	(12,696)	(20,789)
Change in fair value of derivative liability			(166)	(5,207)
Changes in fair value of short-term investments			(7,290)
(Gain) loss on disposal of long-lived assets	2,097	300	13,110	(62)
Deferred tax expense (benefit)	(7,868)	(1,125)	(15,652)	(13,039)
Allowance for doubtful accounts, net	(6,880)	(984)	128,196	64,712
Impairment of long-term investments	22,160	3,169
Provision of Inventory write down	52	7
Interest and consultation expenses	152,326	21,782	193,199	165,669
(Gain) Loss on disposal of subsidiaries (note 4)			(48,497)	638
Gain on sale of partial interests in equity method investment	(37,471)	(5,358)	120	(37,498)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	6,145	879	12,018	36,454
Prepayments and other current assets	161,280	23,063	(335,657)	(149,738)
Inventories	(12,576)	(1,798)	6,498	44,489
Other non-current assets	(958)	(137)	(458)	1,618
Accounts payable	(122,288)	(17,487)	93,052	15,779
Accrued expenses and other liabilities	(165,598)	(23,680)	97,497	70,838
Deferred revenue	39,534	5,653	(3,089)	(41,179)
Income tax payable	5,946	850	101	705
Accrued unrecognized tax benefit	6,594	943	35	(15,830)
Operating lease liabilities	(15,918)	(2,276)	(19,330)	(18,147)
Net cash used in operating activities	(201,824)	(28,861)	(397,749)	(276,471)
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in equity investments without readily determinable fair value				(100)
Acquisitions of property, plant and equipment	(56,322)	(8,054)	(150,772)	(113,003)
Acquisitions of intangible assets	(30)	(4)	(10,160)	(4,211)
Deposits for the purchases of property, plant and equipment	(34,982)	(5,002)	(249,902)	(2,699)
Proceeds from disposal of property, plant and equipment	7,501	1,073		310
Proceeds from disposal of subsidiaries	(10)	(1)	9,057
Proceeds from dividend	3,188	456
Cash distribution from equity method investments			10,000	12,022
Investment in a joint venture			(102,000)
Proceeds from disposal of other investment			27,664
Purchase of short - term investment	134,620	19,250	(204,607)
Proceeds from disposal of short - term investment			77,276
Proceeds from disposal of certain percentage of an equity method investment				60,000
Net cash provided by/(used in) investing activities	53,965	7,718	(593,444)	(47,681)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	359,226	51,369	654,699	337,695
Proceeds from long-term bank and other borrowings	94,825	13,560	1,767,174	110,000
Borrowings from related parties (note 25)	517,000	73,930	300,543	22,150
Repayment to related parties (note 25)	(468,410)	(66,982)	(335,359)	(61,777)
Repayment of short-term bank and other borrowings	(437,061)	(62,499)	(360,329)	(442,858)
Repayment of long-term bank and other borrowings	(433,538)	(61,995)	(1,391,219)	(7,561)
Capital injection from a noncontrolling interests in a subsidiary	60,999	8,723		300,004
Proceeds from initial public offering of Concord Healthcare Group Co., Ltd.	504,191	72,098	510,522	0
Net cash generated from financing activities	197,232	28,204	1,146,031	257,653
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	12,353	1,766	(8,275)	(2,425)
Net increase (decrease) in cash	61,726	8,827	146,563	(68,924)
Cash and cash equivalents and restricted cash at beginning of the year	236,982	33,888	90,419	159,343
Cash and cash equivalents and restricted cash at end of the year	298,708	42,715	236,982	90,419
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets:
Cash and cash equivalents	297,787	42,583	216,224	58,139
Restricted cash, current portion	921	132	20,758	32,280
Restricted cash, noncurrent portion				0
Total cash and cash equivalents and restricted cash	298,708		236,982	90,419
Supplemental schedule of major cash flows information:
Income tax paid	(109)	(16)	(148)	(898)
Interest paid	(182,986)	(26,167)	(188,304)	(152,359)
Supplemental schedule of major non-cash activities:
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	757	108	¥ 79,644	5,812
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in accrued expense and other liabilities				285,358
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in other long-term liabilities	¥ 10,350	$ 1,480		¥ 0